Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 93.54%	Value
	Asset Management & Custodian - 7.90%
453,300	Uranium Participation Corp. (a) (b)	$1,661,654
7,223	Virtus Investment Partners, Inc.	981,750
		2,643,404
	Banks: Diversified - 16.27%
38,055	Atlantic Capital Bankschares, Inc. (b)	380,550
3,604	C&F Financial Corp.	105,778
23,791	Capstar Financial Holdings, Inc.	241,479
119,019	Carter Bank & Trust	839,084
25,591	First Bancorp	528,710
4,027	First Citizens BancShares, Inc. - Class A	1,714,978
176,118	First Horizon National Corp.	1,632,614
		5,443,193
	Chemicals: Specialty - 3.14%
13,995	Innospec, Inc.	1,052,004

	Communications Equipment - 10.67%
186,814	Comtech Telecommunications Corp.	3,067,486
3,700	F5 Networks, Inc. (b)	502,830
		3,570,316
	Computer Services, Software & Systems - 5.59%
23,400	Science Applications International Corp.	1,871,532

	Consumer Lending - 1.36%
28,317	Enova International, Inc. (b)	455,620

	Containers & Packaging - 0.96%
7,485	UFP Technologies, Inc. (b)	322,903

	Engineering & Contracting Services - 11.17%
168,005	KBR, Inc.	3,736,431

	Equity REIT - Timber - 1.76%
60,541	CatchMark Timber Trust, Inc. - Class A	590,880

	Health Care Equipment & Supplies - 3.74%
15,151	CONMED Corp.	1,250,564

	Health Care Facilities - 1.42%
18,000	Tenet Healthcare Corp. (b)	475,920

	Health Care Providers & Services - 2.60%
49,799	Hanger, Inc. (b)	869,490

	Household Durables - 0.14%
2,000	Taylor Morrison Home Corp. (b)	46,900

	Infrastructure Software - 1.12%
49,673	Avast plc (a)	373,552

	Insurance: Life - 4.50%
99,687	CNO Financial Group, Inc.	1,505,274

	Oilfield Services & Equipment - 0.19%
68,893	CSI Compressco LP	65,448

	Personal Care Services - 0.79%
34,500	Regis Corp. (b)	264,960

	Real Estate Investment Trusts (REITs) - 4.40%
25,108	Granite Real Estate Investment Trust	1,461,035
400	Office Properties Income Trust	10,060
		1,471,095
	Shipping - 6.90%
159,047	Golar LNG Ltd. (b)	1,192,853
317,869	Golar LNG Partners LP	829,638
19,069	Hoegh LNG Partners LP	196,411
5,953	Teekay Tankers Ltd. (b)	89,116
		2,308,018
	Specialty Retail - 1.06%
12,300	Rent-A-Center, Inc.	355,716

	Textiles, Apparel & Luxury Goods - 1.06%
75,723	Crown Crafts, Inc.	355,141

	Utilities: Electrical - 6.80%
16,700	Black Hills Corp.	966,262
29,645	Portland General Electric Co.	1,308,234
		2,274,496
	TOTAL COMMON STOCKS (Cost $23,540,971)	31,302,857

	MONEY MARKET FUNDS - 6.79%
1,135,753	First American Government Obligations Fund, Institutional Class, 0.08% (c)	1,135,753
1,135,752	First American Treasury Obligations Fund, Institutional Class, 0.07% (c)	1,135,752
	TOTAL MONEY MARKET FUNDS (Cost $2,271,505)	2,271,505

	Total Investments in Securities (Cost $25,812,476) - 100.33%	33,574,362
	Liabilities in Excess of Other Assets - (0.33)%	(109,834)
	NET ASSETS - 100.00%	$33,464,528

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2020.

Huber Capital Small Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Huber Capital Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Banking	$2,095,600	$-	$-	$2,095,600
Consumer Services	620,676	-	-	620,676
Financial Services	10,003,806	-	-	10,003,806
Health Care, Facilities & Services	1,345,410	-	-	1,345,410
Home Construction	46,900	-	-	46,900
Household Products	355,141	-	-	355,141
Materials & Processing	1,374,907	-	-	1,374,907
Medical Equipment & Devices	1,250,564	-	-	1,250,564
Oil & Gas Services & Equipment	65,448	-	-	65,448
Producer Durables	3,736,431	-	-	3,736,431
REITs	10,060	-	-	10,060
Software	373,552	-	-	373,552
Technology & Technology Hardware	5,441,848	-	-	5,441,848
Transportation & Logistics	2,308,018	-	-	2,308,018
Utilities	2,274,496	-	-	2,274,496
Total Common Stocks	31,302,857	-	-	31,302,857
Money Market Funds	2,271,505	-	-	2,271,505
Total Investments in Securities	$33,574,362	$-	$-	$33,574,362

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.